Debt (Tables)	12 Months Ended
Dec. 31, 2015
Debt
Schedule of long term debt

As of December 31, 2015 and 2014, the Company’s long‑term debt consisted of the following (in millions):

	2015	2014
Term loan	$698.7	$447.3
Less: debt discount	(11.2)	(6.6)
Less: debt issuance cost	(9.9)	(0.8)
Revolving credit facility	—	28.0
Total debt	677.6	467.9
Less: current portion	(83.9)	(42.2)
Total long-term debt	$593.7	$425.7

Schedule of interest expense recognized on loans

Interest expense recognized on the term loans and revolving loans is included in interest expense, net in the Corporate and other segment on the consolidated statements of income, and for the year ended December 31, 2015, 2014 and 2013 it is as follows (in millions):

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2015	2014	2013
Components of interest expense:
Contractual interest	$39.9	$24.6	$20.0
Amortization of debt discount	3.3	0.5	3.4
Amortization of debt issuance cost	3.5	2.3	2.6
Interest expense	$46.7	$27.4	$26.0